Recurring Fair Value Measurements (restated) (Tables)	3 Months Ended
Mar. 08, 2021
Fair Value Disclosures [Abstract]
Summary of assets and liabilities that are measured at fair value on a recurring basis
The following table presents fair value information as of March 8, 2021 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account —
U.S. Treasury Securities —
Market Fund	$400,000,000	$400,000,000
Liabilities:
Private Placement Warrants	11,779,653			11,779,653
Public Warrants	20,553,964			20,553,964

Summary of fair value measurements inputs
The key inputs into the Monte Carlo simulation model for the Warrants were as follows:

Risk-fee interest rate	1.00%
Expected term (years)	5.70
Expected volatility	24.2%
Exercise price	$11.50
Probability of completing a business combination	90%
Dividend yield	0%